Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of December 31,
	2021	2022
	RMB	RMB
Prepayments to suppliers	174,860	201,865
Contract cost assets	—	192,848
Prepaid rental and deposits	5,256	—
Deferred offering costs	5,719	—
Others	14,240	18,221
Prepayments and other current assets	200,075	412,934